Supplemental Oil And Gas Reserve Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Gas Reserve Information [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

NOTE 15- SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

The following table sets forth information for the years ended December 31, 2011, 2010 and 2009 with respect to changes in the Company's proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2009	-	-
Purchase of reserves	643,955	-
Revisions of previous estimates	123,679	-
Extensions and discoveries	58,463	323,493
Sale of reserves	-	-
Production	(133,709)	(14,914)
December 31, 2010	692,388	308,579
Purchase of reserves	-	-
Revisions of previous estimates	(268,718)	(44,919)
Extensions, discoveries	266,000	-
Sale of reserves
Production	(81,433)	(115,583)
December 31, 2011	608,237	148,077
Proved Developed Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	277,669	308,579
Balance, December 31, 2011	215,693	148,077
Proved Undeveloped Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	414,719	-
Balance, December 31, 2011	392,545	-

The Company did not have any reserves as of December 31, 2009.

As of December 31, 2011 and December 31, 2010, we had estimated proved reserves of 608,237 and 692,388 barrels of oil, respectively and 24,680 and 308,579 thousand cubic feet ("MCF") of natural gas, respectively.  Our reserves are comprised of 96% and 93% crude oil and 4% and 7% natural gas on an energy equivalent basis.

The following values for the December 31, 2011 and December 31, 2010 oil and gas reserves are based on the 12 month arithmetic average first of month price January through December 31 natural gas price of $3.96 and $4.39 per MMBtu (NYMEX price) and crude oil price of $88.16 and $77.78 per barrel (West Texas Intermediate price). All prices are then further adjusted for transportation, quality and basis differentials.

During the years ended December 31, 2010, the Company completed multiple acquisitions which included proved reserves associated with producing properties. Included in the Company's December 31, 2010 proved reserves classified as 'Purchase of reserves' in the table above, are $3,760,000 and 643,955 barrels of crude oil attributable to the acquisitions.

The following summary sets forth the Company's future net cash flows relating to proved oil and gas:

	For the Year Ended December 31, (in thousands)
	2011	2010	2009 (1)
Future oil and gas sales	$55,295	$51,816	$-
Future production costs	(16,579)	(11,614)	-
Future development costs	(8,481)	(8,063)	-
Future income tax expense (2)	-	-	-

Future net cash flows	30,235	32,139	-
10% annual discount	(10,221)	(8,544)	-

Standardized measure of discounted future net cash flows	$20,014	$23,595	$-

(1)	Prior to January 2010, the Company did not own any oil and gas assets.

(2)
Our calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. We expect that all of our Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to our oil and gas assets. There were no taxes in any year as the tax basis and NOL's exceeded the future net revenue.

The principle sources of change in the standardized measure of discounted future net cash flows are:

	2011	2010	2009 (1)
Balance at beginning of period	$23,595	$-	$-
Sales of oil and gas, net	(5,342)	(7,655)	-
Net change in prices and production costs	8,006	3,084	-
Net change in future development costs	-	(4,563)	-
Extensions and discoveries	5,883	5,067	-
Acquisition of reserves		18,967	-
Sale of reserves		-	-
Revisions of previous quantity estimates	(14,804)	5,245	-
Previously estimated development costs incurred		-	-
Net change in income taxes		-	-
Accretion of discount	2,360	2,043	-
Other	316	1,407	-
Balance at end of period	$20,014	$23,595	$-

Revisions in 2011 of previous quantity estimates relate principally to the exclusion of certain proven undeveloped well locations that were included in the reserve estimates dated December 31, 2010.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.